VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Components of vessels and equipment, net:
Cost	$ 2,167,247	$ 2,572,740
Accumulated depreciation	(284,181)	(236,596)
Net book value	1,883,066	2,336,144
Depreciation and amortization expense	$ 72,972	$ 73,732	$ 49,811
Vessels and equipment
Components of vessels and equipment, net:
Number of owned shipping vessels | vessel	13	15
Depreciation and amortization expense	$ 73,000	$ 73,700	$ 49,800
Vessels
Components of vessels and equipment, net:
Amounts pledged as collateral	2,106,100	2,543,000
Drydocking
Components of vessels and equipment, net:
Cost	38,200	43,100
Accumulated depreciation	(22,700)	(18,200)
Office equipment
Components of vessels and equipment, net:
Cost	$ 3,900	$ 2,800